Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents (note 4)	$ 6,601	$ 6,952
Accounts receivable, net (note 5)	1,253	1,886
Inventories, net (note 6)	1,566	1,413
Prepaid expenses and other current assets, net (note 7)	226	406
Income tax recoverable		3
Total current assets	9,646	10,660
Goodwill, net
Property, plant and equipment, net (note 8)		401
Operating lease right-of-use assets (note 11)	1,375	2,514
Long-term deposits	202	213
Long-term loan receivable (note 13)	95	95
Investments in equity method investees (note 9)
TOTAL ASSETS	11,318	13,883
Current liabilities:
Accounts payable	935	928
Operating lease liabilities, current (note 11)	588	573
Accrued expenses and other current liabilities (note 10)	1,789	1,991
Income tax payable	480	568
Dividend payable	45	1
Total current liabilities	3,837	4,061
Operating lease liabilities, non-current (note 11)	803	1,482
Deferred income taxes (note 3)		107
Long term accrued expenses (note 10)	40	17
Total liabilities	4,680	5,667
Commitments and contingencies (note 14)
Shareholders’ equity:
Preferred shares, $0.01 par value (Authorized: 20,000 shares; no shares issued and outstanding as of March 31, 2023 and 2024)
Common shares, $0.01 par value (Authorized: 20,000,000 shares; 4,086,825 shares as of March 31, 2023 and 4,401,825 shares as of March 31, 2024 issued and outstanding)	44	41
Additional paid-in capital	12,117	12,003
Accumulated deficit	(5,015)	(3,396)
Accumulated other comprehensive loss	(501)	(444)
Total Highway Holdings shareholder’s equity	6,645	8,204
Non-controlling interests	(7)	12
Total Equity	6,638	8,216
TOTAL LIABILITIES AND EQUITY	$ 11,318	$ 13,883